Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax expense (income) [abstract]
Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Tangible assets	16,176	(6,579)	9,597
Employee benefits	46	—	46
Unused tax losses & tax credits	22,284	(426)	21,858
Unremitted earnings	—	(21,865)	(21,865)
	38,506	(28,870)	9,636
Offset	(28,432)	28,432
Balance at December 31, 2024	10,074	(438)

Tangible assets	2,357	(28)	2,329
Employee benefits	20	—	20
Unused tax losses & tax credits	22,196	(457)	21,739
Unremitted earnings	—	(21,723)	(21,723)
	24,573	(22,208)	2,365
Offset	(21,723)	21,723
Balance at December 31, 2025	2,850	(485)
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2025		December 31, 2024
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	12,377	—	12,226	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	58,934	—	39,622	—
	71,311	(12,162)	51,848	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	59,150	—	39,686	—

(in thousands of USD)	Balance at Jan 1, 2023	Recognized in income	Other movements	Translation Differences	Balance at Dec 31, 2023
Employee benefits	25	18	—	1	44
Unused tax losses & tax credits	60,308	(18,134)	—	4	42,178
Unremitted earnings	(58,930)	16,988	—	—	(41,942)
Total	1,403	(1,128)	—	5	280

	Balance at Jan 1, 2024	Recognized in income	Other movements	Translation Differences	Balance at Dec 31, 2024

Tangible assets	—	4,388	5,303	(94)	9,597
Employee benefits	44	6	—	(4)	46
Unused tax losses & tax credits	42,178	(20,320)	—	—	21,858
Unremitted earnings	(41,942)	20,077	—	—	(21,865)
Total	280	4,151	5,303	(98)	9,636

	Balance at Jan 1, 2025	Recognized in income	Other movements	Translation Differences	Balance at Dec 31, 2025
Tangible assets	9,597	(7,474)	(67)	273	2,329
Employee benefits	46	(31)	—	5	20
Unused tax losses & tax credits	21,858	(114)	—	(5)	21,739
Unremitted earnings	(21,865)	141	—	1	(21,723)
Total	9,636	(7,478)	(67)	274	2,365